Average Annual Total Returns - SA Wellington Capital Appreciation Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	64.53%	23.73%	18.98%	64.28%	23.55%	18.80%	64.11%	23.43%	18.68%	38.26%	20.67%	16.93%